Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue Recognition
Schedule of deferred revenue

	Three months ended March 31,
	2020	2019
Deferred revenue, beginning of the period	$20,760	$13,581
Deferred revenue, end of the period	24,094	14,704
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	5,470	2,983

Schedule of disaggregates revenue from contracts with customers

	Three months ended March 31,
	2020	2019
Online Gaming(a)	$83,705	$65,290
Other	4,837	2,802
Total revenue	$88,542	$68,092

(a)   Online Gaming includes DFS, iGaming and Sportsbook. These revenue streams have similar attributes and the same pattern of recognition.

	Years Ended December 31,
	2019	2018(a)	2017(a)
Online Gaming(b)	$308,177	$219,131	$189,779
Other	15,233	7,146	2,065
Total revenue	$323,410	$226,277	$191,844

(a)   As disclosed in Note 2, prior period amounts have not been adjusted under the modified retrospective method of adoption of Topic 606.

(b)   Online Gaming includes DFS, iGaming and Sportsbook. These revenue streams have similar attributes and the same pattern of recognition.